Notes to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Summary of Intangible assets
The intangible assets as of September 30, 2021, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2020	118.4	21.8	158.5	5.6	13.9	15.1	14.6	347.9

Business combinations	11.1	—	—	0.5	1.3	—	—	12.8
Additions	—	3.2	0.1	0.0	0.0	1.8	9.1	14.3
Transfers	0.0	2.7	0.1	0.0	—	3.9	(6.7)	(0.0)
Disposals	—	(0.1)	—	—	—	—	(0.0)	(0.1)
Currency translation differences	—	0.0	0.5	—	0.0	—	—	0.6

Balance as of Sept. 30, 2021	129.5	27.7	159.2	6.2	15.3	20.7	16.9	375.5

Accumulated amortization
Balance as of Oct. 1, 2020	0.0	(15.0)	(1.0)	(0.5)	(9.5)	(6.4)	(1.9)	(34.2)

Additions	0.0	(4.9)	(0.2)	(0.1)	(3.0)	(4.1)	(1.9)	(14.2)
Impairment losses	—	0.0	(0.2)	—	—	0.0	—	(0.2)
Transfers	—	0.0	0.0	—	0.0	0.0	0.0	0.0
Disposals	—	0.1	—	—	—	—	—	0.1
Currency translation differences	—	0.0	—	0.0	0.0	—	—	0.0

Balance as of Sept. 30, 2021	0.0	(19.8)	(1.4)	(0.6)	(12.5)	(10.4)	(3.8)	(48.6)

Carrying amount as of Sept. 30, 2021	129.5	7.9	157.8	5.6	2.7	10.3	13.1	326.8

The intangible assets as of September 30, 2020, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2019	117.5	19.1	157.9	5.6	13.3	9.7	11.4	334.5

Business combinations	1.0	0.0	0.0	0.0	0.4	0.0	0.0	1.5
Additions	0.0	2.7	0.7	0.0	0.0	2.2	7.3	13.0
Transfers	—	0.4	0.3	0.0	0.2	3.1	(3.9)	0.0
Disposals	—	(0.4)	(0.6)	0.0	—	—	(0.2)	(1.2)
Currency translation differences	—	0.0	0.2	—	0.0	—	—	0.2

Balance as of Sept. 30, 2020	118.4	21.8	158.5	5.6	13.9	15.1	14.6	347.9

Accumulated amortization
Balance as of Oct. 1, 2019	0.0	(9.5)	(0.9)	(0.4)	(6.5)	(3.3)	(0.5)	(21.1)

Additions	0.0	(5.7)	(0.1)	(0.1)	(3.0)	(3.1)	(1.4)	(13.4)
Transfers	—	—	—	—	—	—	—	—
Disposals	—	0.3	0.0	0.0	—	—	0.0	0.3
Currency translation differences	—	0.0	—	—	0.0	—	—	0.0

Balance as of Sept. 30, 2020	0.0	(15.0)	(1.0)	(0.5)	(9.5)	(6.4)	(1.9)	(34.2)

Carrying amount as of Sept. 30, 2020	118.4	6.8	157.5	5.1	4.4	8.7	12.7	313.7

Summary of Goodwill has been Allocated to Groups of CGU
Goodwill has been allocated to groups of CGUs as follow:

	As of September 30, 2021
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
Goodwill	88.9	4.1	35.4	1.0

	As of September 30, 2020
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
Goodwill	88.9	4.1	24.4	1.0

Summary of Key Assumptions Used in the Impairment Test for CGU Groups

	As of September 30, 2021
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	8.86%	9.17%	9.43%	9.05%
Tax rate	26.50%	28.08%	28.98%	31.93%
5-year CAGR (Compound Annual Growth Rate )	25.63%	15.87%	21.09%	19.56%
Growth rate terminal value	0.50%	0.50%	0.50%	0.50%
Terminal value EBITDA margin	13.49%	9.44%	11.73%	9.44%
Carrying amount in EUR million	293.2	44.2	105.7	20.8

	As of September 30, 2020
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	9.67%	9.55%	9.07%	9.10%
Tax rate	26.50%	28.08%	28.98%	31.93%
5-year CAGR (Compound Annual Growth Rate)	24.41%	17.31%	23.71%	35.95%
Growth rate terminal value	0.50%	0.50%	0.50%	0.50%
Terminal value EBITDA margin	9.53%	8.50%	10.69%	7.36%
Carrying amount in EUR million	281.1	37.7	69.8	15.0

Summary of Allocation of Carrying Amounts and Significant Assumptions Used in Determining Fair Value
The following table summarizes the allocation of carrying amounts and significant assumptions used in determining fair value less costs of disposal as of September 30, 2021:

	As of September 30, 2021
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Publikat	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	8.63% - 10.38%	9.01% - 10.42%	9.13% - 10.87%	9.04%
5-year CAGR (Compound Annual Growth Rate)	25.63%	15.87%	20.63%	19.56%
Royalty rate	0.72% - 5.27%	0.27%	1,08% - 1.54%	1.17%
Carrying amount in EUR million	136.4	0.7	15.3	3.8

	As of September 30, 2020
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Publikat	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	8.25% - 11.1%	8.57% - 10.34%	7.49% - 9.27%	8.7%
5-year CAGR (Compound Annual Growth Rate)	24.41%	17.31%	23.71%	35.95%
Royalty rate	0.72% - 4.88%	0.27%	1.54%	1.17%
Carrying amount in EUR million	137.2	0.8	15.7	3.8

Summary of Key Assumptions Used to Change for Significant Goodwill

	Goodwill
	2021		2020
In percentage points	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)
CGU Group Internetstores	(11.2)	(10.0)	(6.2)	(4.8)
CGU Group Tennis	(7.9)	(5.8)	(6.6)	(4.4)
CGU Group Publikat	(0.2)	(2.9)	(2.2)	(4.7)

Summary of Key Assumptions Used to Change for Significant Intangible Assets

	Intangible assets with an indefinite useful life
	2021	2020
In percentage points	5-year CAGR (Compound Annual Growth Rate)	5-year CAGR (Compound Annual Growth Rate)
Fahrrad.de	(20.6)	(16.1)
Bikester.ch	(19.1)	(15.7)

Internetstores (excl. Fahrrad.de and Bikester.ch)	(30.2)	(13.4)
Tennis	(15.3)	(17.7)
Outfitter Teamsport & Ballside	(27.1)	(28.3)

Summary of Property Plant And Equipment Excluding Right Of Use Assets
6.3. Property, plant and equipment and
right-of-use
assets
Property, plant and equipment excluding
right-of-use
assets accounted for in accordance with IFRS 16 are as follows as of September 30, 2021:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2020	3.9	10.2	31.6	4.3	49.9

Business combinations	—	—	0.1	—	0.1
Additions	0.3	0.8	3.6	5.2	9.8
Transfers	0.5	0.8	7.1	(8.4)	0.0
Disposals	0.0	0.0	(1.5)	0.0	(1.5)
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2021	4.6	11.7	40.9	1.1	58.4

Accumulated depreciation
Balance as of Oct. 1, 2020	(0.4)	(1.8)	(13.8)	—	(16.0)

Additions	(0.4)	(1.1)	(4.1)	—	(5.6)
Impairment loss	—	(0.2)	(0.1)	—	(0.4)
Disposals	0.0	0.0	1.4	—	1.4
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2021	(0.9)	(3.1)	(16.6)	0.0	(20.3)

Carrying amount as of Sept. 30, 2021	3.8	8.6	24.3	1.1	37.7

Property, plant and equipment as of September 30, 2020, is as follows:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2019	2.5	5.1	27.7	0.3	35.7

Business combinations	—	0.5	—	—	0.5
Additions	1.1	4.2	4.1	5.1	14.5
Transfers	0.3	0.4	0.4	(1.2)	(0.1)
Disposals	0.0	0.0	(0.6)	—	(0.7)
Currency translation differences	—	—	—	—	—

Balance as of Sept. 30, 2020	3.9	10.2	31.6	4.3	49.9

Accumulated depreciation
Balance as of Oct. 1, 2019	(0.1)	(1.2)	(11.0)	—	(12.3)

Additions	(0.3)	(0.6)	(3.3)	—	(4.2)
Transfers	—	—	—	—	—
Disposals	0.0	0.0	0.6	—	0.6
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2020	(0.4)	(1.8)	(13.8)	0.0	(16.0)

Carrying amount as of Sept. 30, 2020	3.4	8.4	17.8	4.3	33.9

Further details of the acquisitions are shown in note 13.

Summary of Detailed Information About Right of Use Assets Recognized
The
right-of-use
assets recognized in accordance with IFRS 16 are as follows as of September 30, 2021:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Total
Cost
Balance amount as of Oct. 1, 2020	46.2	3.8	0.5	50.5

Additions	38.0	0.5	0.9	39.5
Derecognition	(6.6)	(0.1)	(0.2)	(6.9)
Acquisition through business combinations	0.6	—	—	0.6
Currency translation differences	0.1	—	—	0.1

Balance amount as of Sept. 30, 2021	78.4	4.2	1.2	83.8

Accumulated depreciation
Balance as of Oct. 1, 2020	(13.6)	(1.4)	(0.3)	(15.4)
Additions	(9.8)	(0.6)	(0.2)	(10.6)
Derecognition	2.3	0.1	0.2	2.6
Currency translation differences	0.0	0.0	0.0	0.0

Balance as of Sept. 30, 2021	(21.1)	(1.9)	(0.2)	(23.2)

Carrying amount as of Sept. 30, 2021	57.3	2.3	1.0	60.6

The
right-of-use
assets recognized in accordance with IFRS 16 are as follows as of September 30, 2020:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Total
Cost
Balance amount as of Oct. 1, 2019	40.3	4.1	0.4	44.8

Additions	5.6	0.3	0.1	6.0
Disposal	(0.2)	(0.6)	0.0	(0.8)
Acquisition through business combinations	0.5	0.0	—	0.5
Currency translation differences	0.0	—	—	0.0

Balance amount as of Sept. 30, 2020	46.2	3.8	0.5	50.5

Accumulated depreciation
Balance as of Oct. 1, 2019	(6.6)	(1.0)	(0.1)	(7.7)
Additions	(7.2)	(0.5)	(0.1)	(7.8)
Disposal	0.2	0.1	0.0	0.3
Currency translation differences	0.0	—	—	0.0

Balance as of Sept. 30, 2020	(13.6)	(1.4)	(0.3)	(15.4)

Carrying amount as of Sept. 30, 2020	32.6	2.4	0.3	35.2

Summary of recognized right-of-use assets
The recognized
right-of-use
assets relate to the following types:

	September 30,
EUR million	2021	2020
Land and buildings	57.3	32.6
Plant and machinery	2.3	2.4
Other equipment	1.0	0.3

Total right of use assets	60.6	35.3

Summary of Detailed Information About Lease Liabilties	Lease liabilities are presented in the statement of financial position as follows:

	September 30,
EUR million	2021	2020
Current	11.0	7.9
Non-current	49.9	27.6

Total Lease liabilities	60.9	35.5

Summary of Maturity Analysis Of Operating Lease Payments
The maturity of the lease liabilities classified as
non-current
is set out below:

	September 30, 2021
EUR million	One to five years	More than five years	Total
Lease liability future payments	32.1	17.8	49.9

	September 30, 2020
EUR million	One to five years	More than five years	Total
Lease liability future payments	19.3	8.3	27.6

Summary of Detailed Information About Lease Amounts Recognized In Profit Or Loss
The following table depicts the amounts related to IFRS 16 recognized in profit or loss:

	September 30,
EUR million	2021	2020	2019
Interest on lease liabilities	(0.3)	(0.4)	(0.4)
Expense relating to variable lease payment not included in lease liabilities	—	—	—
Expenses relating to short term leases	0.0	0.0	(0.0)
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	0.0	0.0	(0.0)

Summary of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities as of September 30, 2021 are as follows:

	September 30,
	2021		2020
EUR million	Assets	Liabilities	Assets	Liabilities
Deferred taxes	32.2	72.3	24.9	64.5
Offset	(32.2)	(32.2)	(24.9)	(24.9)

Total	—	40.1	—	39.6

Summary of Changes In Deferred Tax Assets And Liabilities Results From The Effects
The change in deferred tax assets and liabilities results from the effects shown below:

	September 30,
EUR million	2021	2020
Deferred tax assets	0.0	0.0
Deferred tax liabilities	40.1	39.6

Recognized deferred taxes (net)	(40.1)	(39.6)

Changes compared to the previous year	(0.5)	2.4

of which recognized in the consolidated statement of profit and loss	0.1	2.4
of which recognized in other comprehensive income	(0.2)	0.0
of which recognized in the context of business combinations	(0.4)	(0.1)

Summary of Allocation of Deferred Taxes From Temporary Differences To The Respective Assets And Liabilties
The allocation of deferred taxes from temporary differences to the respective assets and liabilities as of September 30, 2021, is as follows:

	September 30, 2021
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	—	51.4
Property, plant and equipment	—	0.2
Right-of-use assets (IFRS 16)	—	18.0
Other financial assets	—	—
Current assets
Inventories	—	1.1
Trade and other receivables	0.9	—
Other assets	—	0.3
Cash and cash equivalents	—	—
Equity and debt capital
Non-current liabilities
Financial liabilities	15.8	—
Other provisions	—	—
Trade payables and other liabilities	—	—
Other liabilities	—	—
Current liabilities
Financial liabilities	3.6	—
Other provisions	0.3	0.0
Trade payables and other liabilities	0.5	0.8
Other liabilities	0.2	0.5

Total temporary differences	21.3	72.3

Tax loss and interest carryforwards	10.9	—

Total	32.2	72.3

Offset	(32.2)	(32.2)

Total after offset	—	40.1

The allocation of deferred taxes from temporary differences to the corresponding assets and liabilities as of September 30, 2020, is as follows:

	September 30, 2020
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	—	51.7
Property, plant and equipment	—	1.2
Right-of-use assets (IFRS 16)	—	8.9
Other financial assets	0.9	—
Current assets
Inventories	—	0.9
Trade and other receivables	0.4	—
Other assets	—	0.7
Cash and cash equivalents	—	—
Equity and debt capital
Non-current liabilities
Financial liabilities	8.3	1.1
Other provisions	—	—
Trade payables and other liabilities	—	—
Other liabilities	—	—
Current liabilities
Financial liabilities	2.8	—
Other provisions	0.2	—
Trade payables and other liabilities	0.8	—
Other liabilities	0.4	—

Total temporary differences	13.8	64.5

Tax loss and interest carryforwards	11.1	—

Total	24.9	64.5

Offset	(24.9)	(24.9)

Total after offset	—	39.6

Summary of Inventories	6.6. Inventories

	September 30,
EUR million	2021	2020
Raw materials and supplies	0.4	0.4
Merchandise	173.7	143.6
Right of return assets	7.7	3.8

Total	181.9	147.8

Summary of Trade receivables	6.7. Trade receivables

	September 30,
EUR million	2021	2020
Trade receivables before value adjustments	30.8	25.8
Valuation adjustments (ECL)	(4.5)	(4.2)

Total	26.3	21.6

Summary of Other Current Financial Assets	6.8. Other current financial assets

	September 30,
EUR million	2021	2020
Supplier discounts and bonuses	9.6	6.5
Derivative financial instruments	0.5	0.2
Other	14.0	6.6

Total	24.0	13.3

Summary of Other Current Assets	6.9. Other current assets

	September 30,
EUR million	2021	2020
Other tax receivables	20.5	12.1
Prepaid expenses	2.5	1.1
Miscellaneous other current assets	10.3	6.4

Total	33.4	19.5

Summary of Cash and cash equivalents	6.10. Cash and cash equivalents

	September 30,
EUR million	2021	2020
Cash on hand	0.1	0.1
Bank balances	50.6	95.5

Total	50.7	95.6

Summary of Share Capital	The number of outstanding shares for the year ended September 30, 2021 and 2020 can be summarized as follows:

	Authorized		Issued and fully paid
	September 30,
EUR million	2021	2020	2021	2020
Ordinary shares of 1 EUR each	17.6	17.6	17.6	17.6

Total	17.6	17.6	17.6	17.6

Summary of Changes or Movements Regarding Ordinary Shares
There were no changes or movements regarding ordinary shares:

	Quantity
EUR million	Ordinary Shares	Share capital	Share premium
Balances as of Oct. 1, 2020	17.6	17.6	—

Balances as of Sept. 30, 2021	17.6	17.6	—

Summary of Movement Of The Capital Reserves
The following table shows the movement of the capital reserves for the year ended September 30, 2021 and 2020:

	September 30,
	2021	2020
Balance as of Oct. 1,	370.4	367.3

Capital increase	115.5	—
Recognition of equity component of convertible loan	—	3.1
Transaction costs of the capital increase after taxes	(1.2)	—
Conversion convertible loan	73.8	—

Balance as of Sept. 30,	558.4	370.4

Summary of Ownership Structure
The following table provides information about the Group’s major shareholders on a non-diluted
basis as of September 30, 2021 and 2020 and does not include the capital increase (refer to note 7).

	September 30,
EUR million	2021	2020
SIGNA International Sports Holding GmbH	13.8	13.8
R+V Lebensversicherung Aktiengesellschaft	1.8	1.8
AEON Co.Ltd.	1.3	1.3
Evergrow Asia Limited	0.5	0.5
R+V Versicherung AG	0.3	0.3

Total Shares	17.6	17.6

Summary of Share-based Payment	The shareholding structure of SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG is shown in the following table:

	September 30,
	2021		2020
Shares corresponding to	C-Shares	D1-Shares	C-Shares	D1-Shares
SIGNA Sports United GmbH	—	—	20,001	3,810
Executives	—	—	30,000	3,117

Total	—	—	50,001	6,927

Summary of Provisions
The provisions as of September 30, 2021, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2020	0.1

Current provisions	2.9

Balance of provisions as of Oct. 1, 2020	3.0

Use of provision	(1.7)
Reversal	(0.2)
Additions	3.9

Balance of provisions as of Sept. 30, 2021	5.0

Less current provisions	4.9

Balance of non-current provisions as of Sept. 30, 2021	0.1

Expected cash flow	—

Within 12 months	4.9
Within 1-5 years	0.1
After 5 years	—

Total	5.0

The provisions as of September 30, 2020, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2019	0.4

Current provisions	0.4

Balance of provisions as of Oct. 1, 2019	0.7

Use of provision	(0.2)
Additions	2.4

Balance of provisions as of Sept. 30, 2020	3.0

Less current provisions	2.9

Balance of non-current provisions as of Sept. 30, 2020	0.1

Expected cash flow	—

Within 12 months	2.9
Within 1-5 years	0.1
After 5 years	—

Total	3.0

Summary of Non-Current Financial Liabilities

	September 30,
EUR million	2021	2020
Liabilities to financial institutions	80.4	34.6
Lease liabilities	49.9	27.6
Earn-out obligations	—	0.6
Forward exchange transactions	—	0.0
Other	10.1	2.2
Convertible loan	—	73.9

Total	140.4	138.9

Summary of Carrying Amounts of Assets Pledged as Security For Current and Non-current Borrowings
The carrying amounts of assets pledged as security for current and non-current
borrowings are:

	September 30,
EUR million	2021	2020
Current
Trade receivables	—	9.1
Inventories	17.4	54.2

Total current assets pledged as security	17.4	63.3

Summary of Trade Payables

	September 30,
EUR million	2021	2020
Trade payables	102.7	79.3

Total	102.7	79.3

Summary of Other Current Financial Liabilities

	September 30,
EUR million	2021	2020
Liabilities to related parties	—	1.3
Liabilities to financial institutions	1.3	10.0
Lease liabilities	11.0	7.9
Derivative financial instruments	—	0.8
Other	15.4	8.3

Total	27.7	28.2

Summary of Other Current Liabilities

	September 30,
EUR million	2021	2020
Liabilities from other taxes	17.4	17.8
Liabilities for personnel expenses	12.9	7.3
Payables to customers	3.4	3.6
Refund liability	10.7	10.1
Other liabilities	3.5	1.5

Total	47.9	40.2

Summary of Contract Liabilities

	September 30,
EUR million	2021	2020
Contract liabilities	4.7	5.7

Total	4.7	5.7